Basis of Presentation and General Information (Details Narrative) $ in Thousands			12 Months Ended
	Apr. 23, 2015 USD ($)	Mar. 23, 2015 Integer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Purpose of acquiring from entities under common control		100.00%
Number of ownership interest entities | Integer		6
Expenses of merger					$ 1,745
LOOKSMART LTD [Member]
Expenses of merger	$ 600
Mr. Valentis [Member]
Percentage of beneficially owned common stock			81.40%